Financial risk management and financial instruments - Commodity Price Risk (Details) - $ / bbl	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Maximum
Financial risk management and financial instruments
Dated Brent Crude price	144.42	89.1
Average
Financial risk management and financial instruments
Dated Brent Crude price	79.47	74.59
Minimum
Financial risk management and financial instruments
Dated Brent Crude price	60.2	61.09